ReliaStar Life Insurance Company

and its

Separate Account N

Voya Encore/Voya Encore Flex

Supplement Dated March 7, 2024 to the

Contract Prospectus dated April 30, 2012, and Notice Document dated May 1, 2023, as amended

This supplement updates and amends certain information contained in your variable annuity contract prospectus and notice document. Please read it carefully and keep it with your contract prospectus and your notice document, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and notice document.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS AND NOTICE DOCUMENT

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospectus and the notice document. In that regard, the APPENDIX A of the contract prospectus and the notice document are replaced in their entirety, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=prnt&cid=voyavpx&fid=NRVA03739. You can also request this information at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth–Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.78%	-20.79%	-1.03%	3.92%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	The Franklin Small Cap Value VIP Fund is closed to investment by new investors. Existing Contract Holders in the Fund may leave their investment in the Subaccount and may continue to make additional purchases and exchanges.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.93%	-15.83%	7.01%	10.88%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.97%	-12.09%	1.86%	0.79%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.94%	-11.20%	1.25%	3.51%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.94%	-18.49%	-2.37%	-0.60%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-4.90%	4.80%	N/A
Seeks capital appreciation.	Global Insights Portfolio[3,4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Global Insights Portfolio with Voya Investment Management Co. LLC	1.05%	-32.10%	2.55%	7.58%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[5,6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Variable Account Contract Value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Variable Account Contract Value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.
[3]	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
[4]	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[5]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[6]	The Voya Government Money Market Portfolio is available for investment in Transfer Premium Series Contracts only. For Flexible Premium Series Contracts, currently only available in situations where the Contract provides for a refund of Purchase Payment upon the exercise of the right to cancel provision. See “RIGHT TO CANCEL” in the full Contract Prospectus.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-9.07%	-0.11%	2.89%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a Fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[8] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.46%	2.92%	5.63%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[8]	This Fund is structured as a “Fund of Funds.” A Fund structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying Funds in which it invests. Please refer to the Fund prospectus for information about the aggregate annual operating expenses of the Fund and its corresponding underlying Fund or Funds.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[9] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-18.62%	3.50%	6.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[9] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	-19.50%	4.07%	7.41%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)[9] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	-15.01%	2.09%	3.68%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[9]	This Fund is structured as a “Fund of Funds.” A Fund structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying Funds in which it invests. Please refer to the Fund prospectus for information about the aggregate annual operating expenses of the Fund and its corresponding underlying Fund or Funds.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[10]

This Fund is structured as a “Fund of Funds.” A Fund structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying Funds in which it invests. Please refer to the Fund prospectus for information about the aggregate annual operating expenses of the Fund and its corresponding underlying Fund or Funds.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	-5.60%	6.85%	10.79%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.95%	-18.64%	8.20%	11.83%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	-7.83%	5.33%	8.12%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.120636-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S2) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	1.01%	-5.99%	5.98%	10.00%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[11] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	-8.62%	5.63%	9.66%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-24.47%	8.30%	11.77%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	-3.41%	6.96%	9.63%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.96%	-40.81%	4.49%	10.83%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[11]	Effective February 7, 2014, this Fund was closed to new investments.

X.120636-23A	March 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-800-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.120636-23A	March 2024